Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 7,145	$ 1,719	$ 25,062	$ 5,986	$ 26,880
Other comprehensive income:
Foreign currency translation (loss) gain, net of tax effect	653	1,083	(2,020)	802
Comprehensive income	7,798	2,802	23,042	6,788	26,880
Less: Comprehensive income attributable to non-controlling interests	5,332	1,703	16,552	1,031
Comprehensive income attributable to Funko, Inc.	$ 2,466	$ 1,099	$ 6,490	$ 5,757	$ 26,880